Business segment reporting	12 Months Ended
Dec. 31, 2019
Business segment reporting [Abstract]
Business segment reporting

45.   Business segment reporting

In accordance with IFRS 8, an operating segment is a component of an entity:

(a)  that engages in business activities from which it may earn revenues and incur expenses (including revenues and expenses relating to transactions with other components of the same entity),

(b) whose operating results are regularly reviewed by the entity's Management responsible to make decisions about resources to be allocated to the segment and assess its performance, and

(c) For which different financial information are available.

Based on these guidelines, the Bank has identified the following reportable operating segments:

• Commercial Banking,

• Global Wholesale Banking,

The Bank has two segments, the commercial (except for the Corporate Banking business managed globally using the Global Relationship Model) and the Global Wholesale Banking segment includes the Investment Banking and Markets operations, including departments cash and stock trades.

The Bank operates in Brazil and abroad, through the Cayman branch, Luxembourg branch and its subsidiary in Spain, with Brazilian clients and therefore has no geographical segments.

The income statements and other significant data are as follows:

Thousand of reais	2019

(Condensed) Income Statement	Commercial Banking	Global Wholesale Banking	Total

NET INTEREST INCOME	42,043,774	2,277,333	44,321,107
Income from equity instruments	4,864	14,069	18,933
Income from companies accounted for by the equity method	149,488	-	149,488
Net fee and commission income	13,923,272	1,789,880	15,713,152
Gains (losses) on financial assets and liabilities (net) and Exchange differences (net) (1)	(1,541,343)	1,215,351	(325,992)
Other operating expense (net)	(1,069,052)	(38,668)	(1,107,720)
TOTAL INCOME	53,511,003	5,257,965	58,768,968
Personnel expenses	(8,554,254)	(773,460)	(9,327,714)
Other administrative expenses	(7,139,828)	(473,984)	(7,613,812)
Depreciation and amortization	(2,297,010)	(94,847)	(2,391,857)
Provisions (net)	(3,668,709)	(12,877)	(3,681,586)
Impairment losses on financial assets (net)	(13,423,361)	53,455	(13,369,906)
Impairment losses on non-financial assets (net)	(73,216)	(58,219)	(131,435)
Other non-financial gains (losses)	20,489	-	20,489
OPERATING PROFIT BEFORE TAX (1)	18,375,114	3,898,033	22,273,147
Currency Hedge(1)	1,264,279	-	1,264,279
ADJUSTED OPERATING INCOME BEFORE TAX (1)	19,639,393	3,898,033	23,537,426

Thousand of reais	2018

(Condensed) Income Statement	Commercial Banking	Global Wholesale Banking	Total

NET INTEREST INCOME	39,390,512	2,530,830	41,921,342
Income from equity instruments	9,974	22,649	32,623
Income from companies accounted for by the equity method	65,958	-	65,958
Net fee and commission income	12,537,112	1,595,047	14,132,159
Gains (losses) on financial assets and liabilities (net) and Exchange differences (net) (1)	(6,752,093)	1,162,820	(5,589,273)
Other operating expense (net)	(965,466)	(90,384)	(1,055,850)
TOTAL INCOME	44,285,998	5,220,961	49,506,959
Personnel expenses	(8,404,198)	(801,809)	(9,206,007)
Other administrative expenses	(7,186,035)	(400,096)	(7,586,131)
Depreciation and amortization	(1,637,484)	(102,475)	(1,739,959)
Provisions (net)	(1,947,578)	(52,026)	(1,999,604)
Impairment losses on financial assets (net)	(12,419,979)	(293,456)	(12,713,435)
Impairment losses on non-financial assets (net)	(450,201)	(58,109)	(508,310)
Other non-financial gains (losses)	156,258	-	156,258
OPERATING PROFIT BEFORE TAX (1)	12,396,779	3,512,992	15,909,771
Currency Hedge(1)	5,867,320	-	5,867,320
ADJUSTED OPERATING INCOME BEFORE TAX (1)	18,264,099	3,512,992	21,777,091

Thousand of reais	2017

(Condensed) Income Statement	Commercial Banking	Global Wholesale Banking	Total

NET INTEREST INCOME	32,392,239	2,554,250	34,946,489
Income from equity instruments	83,120	-	83,120
Income from companies accounted for by the equity method	71,551	-	71,551
Net fee and commission income	11,261,952	1,459,916	12,721,868
Gains (losses) on financial assets and liabilities (net) and Exchange differences (net) (1)	(25,628)	1,599,774	1,574,146
Other operating expense (net)	(640,522)	(31,491)	(672,013)
TOTAL INCOME	43,142,712	5,582,449	48,725,161
Personnel expenses	(8,166,562)	(770,716)	(8,937,278)
Other administrative expenses	(7,011,740)	(171,577)	(7,183,317)
Depreciation and amortization	(1,560,465)	(101,782)	(1,662,247)
Provisions (net)	(3,190,388)	(118,851)	(3,309,239)
Impairment losses on financial assets (net)	(11,232,902)	(1,105,398)	(12,338,300)
Impairment losses on non-financial assets (net)	(435,960)	(20,751)	(456,711)
Other non-financial gains (losses)	(324,385)	-	(324,385)
OPERATING PROFIT BEFORE TAX (1)	11,220,310	3,293,374	14,513,684
Currency Hedge(1)	809,694	-	809,694
ADJUSTED OPERATING INCOME BEFORE TAX (1)	12,030,004	3,293,374	15,323,378

(1) Includes, in the Commercial Bank, the currency hedge of the investment in dollars (a strategy to mitigate the tax effects and the variation of the exchange rate of offshore investments on net income), the result of which is recorded under " on financial assets and liabilities "fully offset in the line of Taxes.

	2019
Other aggregates:	Commercial Banking	Global Wholesale Banking	Total
Total assets	677,139,468	85,097,984	762,237,452
Loans and advances to customers	259,644,994	67,054,486	326,699,480
Customer deposits	253,313,187	83,201,410	336,514,597

	2018
Other aggregates:	Commercial Banking	Global Wholesale Banking	Total
Total assets	646,128,672	77,736,335	723,865,007
Loans and advances to customers	236,792,060	64,280,147	301,072,207
Customer deposits	227,689,079	76,508,721	304,197,800

	2017
Other aggregates:	Commercial Banking	Global Wholesale Banking	Total
Total assets	580,090,402	65,612,637	645,703,039
Loans and advances to customers	217,539,344	54,880,813	272,420,157
Customer deposits	225,926,433	50,115,708	276,042,141